Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2018
Registrant Name	Adviser Managed Trust
Central Index Key	0001502608
Amendment Flag	false
Document Creation Date	Nov. 28, 2018
Document Effective Date	Nov. 30, 2018
Prospectus Date	Nov. 30, 2018
Tactical Offensive Equity Fund | Tactical Offensive Equity Fund
Prospectus:
Trading Symbol	TCOEX
Tactical Offensive Fixed Income Fund | Tactical Offensive Fixed Income Fund
Prospectus:
Trading Symbol	TCOFX